Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Significant accounting policies
Schedule of effect of IFRS 16 on statement of financial position

Skr mn	Dec 31, 2018	Effect	Jan 1, 2019
Assets
Tangible and intangible assets	69	94	163
Total assets	302,033	94	302,127

Liabilities
Other liabilities	1,069	95	1,164
Accrued expenses and prepaid revenues	2,583	-1	2,582
Total liabilities	283,794	94	283,888

Schedule of reconciliation of lease commitments according to IAS 17 at December 31, 2018 to lease liabilities at January 1, 2019

Skr mn
Future minimum lease payments under non-callable leases at December 31, 2018(1)	-92
Discounting effect(2)	0
Increase in lease term	-2
Deduction for leases reclassified as low value leases	0
Other changes	-1
Lease liability at January 1, 2019	-95
(1)	According to IAS 17, see note 8.
(2)	The average incremental borrowing rate is 0.32%.